DESCRIPTION OF THE PLAN (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Subsidiary Company Age Hour	Dec. 31, 2024 USD ($) Subsidiary Company
DESCRIPTION OF THE PLAN [Abstract]
Plan description available	true
Number of wholly-owned insurance subsidiaries (in Subsidiary) | Subsidiary	5	5
Number of non-insurance company (in Company) | Company	1	1
Deferral rate of eligible compensation	6.00%
Maximum contribution percentage	75.00%
Participant maximum pre-tax contribution	$ 23,500
Minimum age participants will be eligible to make pre-tax catch-up contributions (in Age) | Age	50
Employer profit-sharing contributions amount	$ 982,783
Employer non-elective contribution to participants percentage	3.00%
Employer non-elective contribution to participants amount	$ 569,421
Plan participants vesting percentage for participant contributions	100.00%
Minimum service hours per year for vesting (in Hour) | Hour	1,000
Participants contributions and related earnings allocated to investment options, percentage increase	1.00%
Forfeitures used to offset administrative expenses	$ 6,811
Forfeiture funds available to be used in future	$ 18,359	$ 29,408
Maximum percentage of vested account balance participants may borrow	50.00%
Notes receivable from participants, spread on prime rate	1.00%
Quarterly trustee and recordkeeping fee	$ 43
Maximum [Member]
DESCRIPTION OF THE PLAN [Abstract]
Employee optional incremental increase to deferral rate	1.00%
Employer non-elective contribution to participants amount	$ 350,000
Participant vested account balance	5,000
Participant vested account balance eligible for participant borrowing	$ 50,000
Term of notes receivable from participants	5 years
Participant loans, interest rate	9.50%
Minimum [Member]
DESCRIPTION OF THE PLAN [Abstract]
Participant vested account balance	$ 5,000
Participant vested account balance eligible for participant borrowing	$ 1,000
Term of notes receivable from participants	6 months
Participant loans, interest rate	4.25%
Maximum Individual Catch-up Contribution [Member]
DESCRIPTION OF THE PLAN [Abstract]
Participant maximum pre-tax contribution	$ 7,500
Profit-Sharing Contribution [Member]
DESCRIPTION OF THE PLAN [Abstract]
Employer profit-sharing contributions amount	$ 147,000
Participants 6% Contributions Eligible for 35% Employer Matching [Member]
DESCRIPTION OF THE PLAN [Abstract]
Employer matching contribution	35.00%
Employee contribution eligible for employer matching contribution	6.00%